Capital Group Central Fund SeriesSM (Capital Group Central Cash FundSM) 6455 Irvine Center Drive Irvine, California, 92618

November 2, 2018

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U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group Central Fund Series (Capital Group Central Cash Fund)

On behalf of Capital Group Central Fund Series (Capital Group Central Cash Fund) (the “Fund”), we hereby file Form N-1A under the Investment Company Act of 1940. A form N-8A has been filed for the Fund, and the Fund’s CIK number is 0001757150. If you have any questions about the enclosed, please contact me at (213) 486-9328.

Sincerely,

/s/ Jae Won Chung

Jae Won Chung

Enclosure